THE ADVISORS’ INNER CIRCLE FUND III

KBI GLOBAL INVESTORS AQUARIUS FUND

APRIL 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
Austria — 1.5%
Industrials — 1.5%
ANDRITZ	10,001	$849,795

Brazil — 2.7%
Utilities — 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	45,892	1,543,348

Canada — 0.5%
Industrials — 0.5%
Stantec	3,417	312,079

China — 0.3%
Utilities — 0.3%
China Water Affairs Group	319,730	201,884

France — 6.2%
Utilities — 6.2%
Veolia Environnement	85,065	3,597,343

Germany — 0.6%
Industrials — 0.6%
Norma Group	21,714	374,340

Japan — 2.9%
Industrials — 2.9%
Kurita Water Industries	31,410	1,697,626

Mexico — 0.1%
Materials — 0.1%
Orbia Advance *	69,280	82,612

Netherlands — 4.8%
Industrials — 4.8%
Aalberts	41,843	1,589,479
Arcadis	27,825	1,191,682
		2,781,161

THE ADVISORS’ INNER CIRCLE FUND III

KBI GLOBAL INVESTORS AQUARIUS FUND

APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Korea — 2.6%
Consumer Discretionary — 2.6%
Coway	25,932	$1,507,641

Switzerland — 1.6%
Industrials — 1.6%
Georg Fischer	16,812	919,634

United Kingdom — 12.0%
Industrials — 1.2%
Weir Group	18,626	675,105

Information Technology — 2.6%
Halma	25,240	1,518,883

Utilities — 8.2%
Pennon Group	220,083	1,645,628
Severn Trent	31,036	1,379,666
United Utilities Group	89,180	1,768,632
		4,793,926
		6,987,914
United States — 62.0%
Industrials — 44.7%
Advanced Drainage Systems	7,042	1,051,018
AECOM	12,488	1,050,241
Core & Main, Cl A *	36,613	1,844,197
Energy Recovery *	49,316	545,928
Ferguson Enterprises	3,526	943,945
Fortune Brands Innovations	33,600	1,362,144
Franklin Electric	10,231	1,025,044
IDEX	12,483	2,719,422
Ingersoll Rand	12,527	1,000,406
Jacobs Solutions	6,656	861,353
Lindsay	4,806	538,128
Masco	9,763	701,179
Mueller Water Products, Cl A	19,904	555,123
Onterris *	14,501	305,246
Pentair	21,196	1,710,729
SiteOne Landscape Supply *	7,318	922,434
SPX Technologies *	4,483	981,373
Tetra Tech	33,072	1,068,887
Toro	8,278	787,817

THE ADVISORS’ INNER CIRCLE FUND III

KBI GLOBAL INVESTORS AQUARIUS FUND

APRIL 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Valmont Industries	1,747	$887,546
Veralto	23,417	2,065,409
Xylem	25,806	3,049,237
		25,976,806
Information Technology — 2.8%
Badger Meter	5,148	622,445
Itron *	12,304	1,031,075
		1,653,520
Materials — 4.1%
DuPont de Nemours	11,964	546,276
Ecolab	7,079	1,844,787
		2,391,063
Utilities — 10.4%
American Water Works	12,406	1,593,179
California Water Service Group	35,579	1,502,857
Essential Utilities	43,342	1,655,664
H2O America	22,712	1,276,187
		6,027,887
		36,049,276
TOTAL COMMON STOCK
(Cost $44,584,128)		56,904,653
TOTAL INVESTMENTS — 97.8%
(Cost $44,584,128)		$56,904,653

Percentages are based on Net Assets of $58,176,704.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

KBI-QH-001-1600